Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedules of Concentration of Risk, by Risk Factor
The following table summarizes the Company’s customers that represented 10% or more of accounts receivable, net:

	As of December 31,
	2023	2022
Customer A	22.4%	15.1%
Customer B	16.7	*
Customer C	*	19.8

* Represents less than 10%

The following table summarizes the Company’s customers that represented 10% or more of net sales:

	Year Ended December 31,
	2023	2022	2021
Customer A	19.9%	17.0%	16.0%
Customer B	10.0	*	*
Customer C	14.8	15.7	16.1
Customer D	*	10.2	*

* Represents less than 10%

Accounts Receivable, Allowance for Credit Loss
Below is a rollforward of the Company’s allowance for credit losses:

	December 31,
	2023	2022	2021

	(in thousands)
Beginning balance	$6,998	$1,783	$1,422
Provision for credit losses	4,474	8,965	7,913
Write-offs and other adjustments	(3,247)	(3,750)	(7,552)
Ending balance	$8,225	$6,998	$1,783

Schedule of Deferred Purchase Price Receivable
The following table summarizes the activity related to the DPP receivable:

	As of December 31,
	2023	2022

	(in thousands)
Beginning balance	$22,294	$—
Non-cash addition to DPP receivable	—	64,710
Cash collected on DPP receivable	(16,777)	(42,416)
Non-cash adjustments	(5,517)	—
Ending balance	$—	$22,294

Property, Plant and Equipment
The estimated useful lives of the Company’s property and equipment are as follows:

Molds and tooling	3 years
Computer and software	3 - 7 years
Displays	2 years
Equipment	5 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Net sales by geographical region can be found in the disaggregation of net sales within this Note 2 above. The following table presents the Company’s property and equipment, net of depreciation and amortization, by geographic region:

	As of December 31,
	2023	2022

	(in thousands)
United States	$60,644	$74,054
China	92,931	55,170
Rest of World	12,677	8,117
Total property and equipment, net	$166,252	$137,341
Property and equipment, net consisted of the following:

	As of December 31,
	2023	2022

	(in thousands)
Molds and tooling	$286,305	$209,984
Computer and software	100,225	88,483
Displays	91,074	90,722
Equipment	19,391	14,653
Furniture and fixtures	10,614	11,418
Leasehold improvements	36,061	31,315
Total property and equipment	543,670	446,575
Less: accumulated depreciation and amortization	(389,689)	(322,022)
Construction in progress	12,271	12,788
Property and equipment, net	$166,252	$137,341

Schedule of Finite-Lived Intangible Assets
The estimated useful lives of the Company’s intangible assets are as follows:

Developed technology	12 years
Patents	10 years
Customer relationships	9 years
Trade names and trademarks	Indefinite and assessed annually for impairment
Intangible assets consisted of the following as of December 31, 2023:

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Useful Life

	(in thousands)			(in years)
Intangible assets subject to amortization:
Customer relationships	$143,083	$(99,363)	$43,720	2.8
Patents	57,436	(24,763)	32,673	5.4
Developed technology	22,677	(5,953)	16,724	8.3
Total intangible assets subject to amortization	$223,196	$(130,079)	$93,117
Intangible assets not subject to amortization:
Trade name and trademarks	$384,699	$—	$384,699	Indefinite
Total intangible assets, net	$607,895	$(130,079)	$477,816

Intangible assets consisted of the following as of December 31, 2022:

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Useful Life

	(in thousands)			(in years)
Intangible assets subject to amortization:
Customer relationships	$143,083	$(83,465)	$59,618	3.8
Patents	52,695	(19,874)	32,821	6.2
Developed technology	21,381	(5,151)	16,230	9.2
Total intangible assets subject to amortization	$217,159	$(108,490)	$108,669
Intangible assets not subject to amortization:
Trade name and trademarks	$384,040	$—	$384,040	Indefinite
Total intangible assets, net	$601,199	$(108,490)	$492,709

Disaggregation of Revenue
The following table summarizes net sales by region based on the billing address of customers:

	Year Ended December 31,
	2023		2022		2021
	Amount	Percentage of Net Sales	Amount	Percentage of Net Sales	Amount	Percentage of Net Sales

	(in thousands, except percentages)
North America(1)	$3,018,038	71.0%	$2,922,680	78.6%	$2,954,327	79.3%
Europe(2)	1,072,766	25.2	629,364	16.9	610,942	16.4
Rest of World	162,906	3.8	165,322	4.5	161,725	4.3
Total net sales	$4,253,710	100.0%	$3,717,366	100.0%	$3,726,994	100.0%

(1) Net sales from the United States represented 65.4%, 72.8% and 74.5% of total net sales for the years ended December 31, 2023, 2022 and 2021, respectively.
(2) Net sales from the United Kingdom (“UK”) represented 19.7%, 14.3% and 14.1% of total net sales for the years ended December 31, 2023, 2022 and 2021, respectively.

The following table presents net sales by brand:

	Year Ended December 31,
	2023		2022		2021
	Amount	Percentage of Net Sales	Amount	Percentage of Net Sales	Amount	Percentage of Net Sales

	(in thousands, except percentages)
Shark	$2,158,460	50.7%	$2,047,972	55.1%	$2,005,183	53.8%
Ninja	2,095,250	49.3	1,669,394	44.9	1,721,811	46.2
Total net sales	$4,253,710	100.0%	$3,717,366	100.0%	$3,726,994	100.0%

The following table presents net sales by product category:

	Year Ended December 31,
	2023		2022		2021
	Amount	Percentage of Net Sales	Amount	Percentage of Net Sales	Amount	Percentage of Net Sales

	(in thousands, except percentages)
Cleaning Appliances	$1,819,465	42.8%	$1,931,732	52.0%	$1,949,950	52.3%
Cooking and Beverage Appliances	1,441,634	33.9	1,078,610	29.0	1,173,365	31.5
Food Preparation Appliances	653,615	15.3	590,438	15.9	548,447	14.7
Other	338,996	8.0	116,586	3.1	55,232	1.5
Total net sales	$4,253,710	100.0%	$3,717,366	100.0%	$3,726,994	100.0%

Schedule of Product Warranty Liability
Product warranty liabilities and changes were as follows:

	Year Ended December 31,
	2023	2022	2021

	(in thousands)
Beginning balance	$20,958	$17,828	$18,157
Accruals for warranties issued	36,894	21,210	22,147
Changes in liability for pre-existing warranties	928	5,964	(4,555)
Settlements made	(30,690)	(24,044)	(17,921)
Ending balance	$28,090	$20,958	$17,828